Income Taxes - Schedule of Federal Income Tax (Details) (USD $)	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Current operations	$ 405,061	$ 60,363
Less: valuation allowance	(405,061)	(60,363)
Net provision for Federal income taxes	$ 0	$ 0